Property, Plant and Equipment - Summary of Reconciliation of Changes in Property Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 18,796	$ 12,971
Property, plant and equipment - ROU assets - IFRS Adjustment	1,059		$ 1,105
Merger impact (Note 4)		7,459
Acquisitions (Note 4)	251	107
Additions	1,756	1,446
Additions - ROU	199
Disposals	(92)	(47)
Transfers	0	0
Foreign currency translation and other	(44)	(6)
Depreciation	(1,304)	(1,325)
Depreciation - ROU	(234)
Impairment	(120)	(1,809)
Ending balance	20,335	18,796
Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	28,814
Ending balance	31,675	28,814
Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(10,018)
Ending balance	(11,340)	(10,018)
Land And Improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,018	612
Property, plant and equipment - ROU assets - IFRS Adjustment	48
Merger impact (Note 4)		396
Acquisitions (Note 4)	17	10
Additions	14	41
Additions - ROU	0
Disposals	(3)	(3)
Transfers	108	10
Foreign currency translation and other	(4)	(9)
Depreciation	(36)	(33)
Depreciation - ROU	(2)
Impairment	0	(6)
Ending balance	1,160	1,018
Land And Improvements [Member] | Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,294
Ending balance	1,474	1,294
Land And Improvements [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(276)
Ending balance	(314)	(276)
Buildings and Improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	6,044	4,184
Property, plant and equipment - ROU assets - IFRS Adjustment	307
Merger impact (Note 4)		2,695
Acquisitions (Note 4)	136	31
Additions	30	61
Additions - ROU	22
Disposals	(5)	(14)
Transfers	145	30
Foreign currency translation and other	(37)	28
Depreciation	(187)	(195)
Depreciation - ROU	(46)
Impairment	0	(776)
Ending balance	6,409	6,044
Buildings and Improvements [Member] | Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	7,617
Ending balance	8,207	7,617
Buildings and Improvements [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(1,573)
Ending balance	(1,798)	(1,573)
Machinery And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	9,882	6,744
Property, plant and equipment - ROU assets - IFRS Adjustment	704
Merger impact (Note 4)		4,042
Acquisitions (Note 4)	61	66
Additions	225	327
Additions - ROU	177
Disposals	(84)	(30)
Transfers	932	538
Foreign currency translation and other	(14)	(21)
Depreciation	(1,004)	(1,032)
Depreciation - ROU	(186)
Impairment	(52)	(752)
Ending balance	10,641	9,882
Machinery And Equipment [Member] | Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	16,806
Ending balance	18,548	16,806
Machinery And Equipment [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(6,924)
Ending balance	(7,907)	(6,924)
Mine development costs [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	709	979
Property, plant and equipment - ROU assets - IFRS Adjustment	0
Merger impact (Note 4)		0
Acquisitions (Note 4)	0	0
Additions	0	42
Additions - ROU	0
Disposals	0	0
Transfers	110	18
Foreign currency translation and other	5	10
Depreciation	(77)	(65)
Depreciation - ROU	0
Impairment	0	(275)
Ending balance	747	709
Mine development costs [Member] | Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,954
Ending balance	2,068	1,954
Mine development costs [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(1,245)
Ending balance	(1,321)	(1,245)
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,143	452
Property, plant and equipment - ROU assets - IFRS Adjustment	0
Merger impact (Note 4)		326
Acquisitions (Note 4)	37	0
Additions	1,487	975
Additions - ROU	0
Disposals	0	0
Transfers	(1,295)	(596)
Foreign currency translation and other	6	(14)
Depreciation	0	0
Depreciation - ROU	0
Impairment	0	0
Ending balance	1,378	1,143
Assets Under Construction [Member] | Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,143
Ending balance	1,378	1,143
Assets Under Construction [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	0
Ending balance	$ 0	$ 0